Other assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Assets
Indemnification assets - Note 21	R$ 80,379	R$ 78,701
Advances	40,205	35,140
Judicial deposits	19,274	16,938
Prepaid expenses	18,070	19,761
Other FIES credits	6,866	8,982
Convertible loans from venture capital investments	13,240	8,724
Dividends	6,287	1,628
Other assets	4,106	3,146
Total	188,427	173,020
Current	62,947	57,145
Non-current	R$ 125,480	R$ 115,875